UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number:  028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811


Signature, Place and Date of Signing:

  /s/ R. Ted Weschler          Charlottesville, VA          November 14, 2007
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          10

Form 13F Information Table Value Total:  $1,598,094
                                         (thousands)


List of Other Included Managers:

  1.  Peninsula Investment Partners, LP

  2.  Peninsula Capital Appreciation, LLC, General Partner of
        Peninsula Investment Partners, LP

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2 COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8

                               TITLE                  VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP     (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
--------------                --------  ---------   --------   ----------  ---  ----  ----------  --------  ----------  ------  ----
DAVITA INC                    COM       23918K108    372,762    5,900,000  SH           SHARED     1,2      5,900,000
ECHOSTAR COMMUNICTIONS NEW    CL A      278762109    229,369    4,900,000  SH           SHARED     1,2      4,900,000
FIBERTOWER CORP               COM       31567R100     23,040    6,000,000  SH           SHARED     1,2      6,000,000
GENERAL ELECTRIC CO           COM       369604103    414,000   10,000,000       CALL    SHARED     1,2     10,000,000
NEWS CORP                     CL A      65248E104     40,462    1,840,000  SH           SHARED     1,2      1,840,000
SUNCOR ENERGY INC             COM       867229106     28,443      300,000  SH           SHARED     1,2        300,000
U S AIRWAYS GROUP INC         COM       90341W108    105,000    4,000,000  SH           SHARED     1,2      4,000,000
GRACE W R & CO DEL NEW        COM       38388F108    289,164   10,765,600  SH           SHARED     1,2     10,765,600
WILSONS THE LEATHER EXPERTS   COM       972463103     26,484   15,487,513  SH           SHARED     1,2     15,487,513
XM SATELLITE RADIO HLDGS INC  CL A      983759101     69,371    4,895,600  SH           SHARED     1,2      4,895,600